Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Financial Results of the Group’s Segment

The following table provides the operating financial results of the Group’s segment for the years ended December 31, 2025, 2024, and 2023:

	For the years ended December 31,
	2025	2024	2023
Revenues	$20,229,180	18,543,447	18,625,375
Less: Significant other segment expense
Cost of revenues	(15,200,653)	(14,137,109)	(15,123,980)
Selling and marketing	(1,552,533)	(1,479,606)	(1,177,227)
General and administrative	(2,184,916)	(1,879,314)	(923,987)
Interest expenses, net	39,400	(8,347)	(9,920)
Other income, net	9,769	7,285	31,042
Income tax expenses	(117,091)	(95,491)	-
Segment net income	$1,223,156	950,865	1,421,303